Other Operating Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Operating Expenses
NOTE 40. OTHER OPERATING EXPENSES

The account breaks down as follows as of the indicated dates:

	12.31.19	12.31.18	12.31.17
Turnover Tax	13,084,958	13,302,835	10,732,219
Contributions to the Deposit Insurance Scheme	863,094	785,842	674,535
Charges for Other Provisions	1,700,413	1,624,733	554,612
Claims	336,242	477,505	306,392
Other Financial Expenses	1,835,429	840,757	491,700
Interest on leases	375,449	—	—
Credit-card-relates expenses	4,441,287	4,525,663	4,029,551
Other Expenses from Services	2,188,046	3,273,064	3,349,536
Others	944,633	1,165,839	2,329,025

Total	25,769,551	25,996,238	22,467,570